Other disclosures - Risk Management and Principal Risks - Gross exposure for loans and advances at amortised cost (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and advances at amortised cost
Impairment allowance			£ 4,690
Impairment allowance			4,690
Loans and advances [member]
Loans and advances at amortised cost
Impairment allowance	£ 6,770		4,652	£ 4,620
Impairment allowance	6,770		£ 4,652	£ 4,620
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Loans and advances at amortised cost
Impairment allowance	333,176	£ 324,290
Net transfers between stages	0
Business activity in the year	77,473
Net drawdowns and repayments	(12,842)
Final repayements	(48,376)
Disposals	(5,478)
Write-offs	(1,891)
Impairment allowance	333,176	324,290
Loans and advances [member] | Financial assets at amortised cost [member] | Operating segments [member] | Barclays UK [member] | Gross exposure [member]
Loans and advances at amortised cost
Business activity in the year	31,286
Net drawdowns and repayments	(11,571)
Final repayements	(13,959)
Loans and advances [member] | Financial assets at amortised cost [member] | Operating segments [member] | Barclays International [member] | Gross exposure [member]
Loans and advances at amortised cost
Business activity in the year	43,554
Net drawdowns and repayments	604
Final repayements	(33,490)
Stage 1 [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Loans and advances at amortised cost
Impairment allowance	281,226	265,617
Net transfers between stages	1,385
Business activity in the year	74,419
Net drawdowns and repayments	(13,140)
Final repayements	(41,946)
Disposals	(5,109)
Write-offs	0
Impairment allowance	281,226	265,617
Stage 1 [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Operating segments [member] | Barclays UK [member] | Gross exposure [member]
Loans and advances at amortised cost
Business activity in the year	29,467
Net drawdowns and repayments	(10,269)
Final repayements	(11,728)
Stage 1 [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Operating segments [member] | Barclays International [member] | Gross exposure [member]
Loans and advances at amortised cost
Business activity in the year	42,346
Net drawdowns and repayments	(1,305)
Final repayements	(29,421)
Stage 2 [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Loans and advances at amortised cost
Impairment allowance	43,447	49,592
Net transfers between stages	(3,602)
Business activity in the year	2,680
Net drawdowns and repayments	136
Final repayements	(5,359)
Disposals	0
Write-offs	0
Impairment allowance	43,447	49,592
Stage 2 [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Operating segments [member] | Barclays UK [member] | Gross exposure [member]
Loans and advances at amortised cost
Business activity in the year	1,493
Net drawdowns and repayments	(980)
Final repayements	(1,753)
Stage 2 [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Operating segments [member] | Barclays International [member] | Gross exposure [member]
Loans and advances at amortised cost
Business activity in the year	1,164
Net drawdowns and repayments	1,348
Final repayements	(3,520)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Loans and advances at amortised cost
Impairment allowance	8,503	9,081
Net transfers between stages	2,217
Business activity in the year	374
Net drawdowns and repayments	162
Final repayements	(1,071)
Disposals	(369)
Write-offs	(1,891)
Impairment allowance	8,503	£ 9,081
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Operating segments [member] | Barclays UK [member] | Gross exposure [member]
Loans and advances at amortised cost
Business activity in the year	326
Net drawdowns and repayments	(322)
Final repayements	(478)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Operating segments [member] | Barclays International [member] | Gross exposure [member]
Loans and advances at amortised cost
Business activity in the year	44
Net drawdowns and repayments	561
Final repayements	£ (549)